Provisions (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Other Provisions [Line Items]
Provisions related to expected credit losses (IFRS 9, Financial Instruments)	$ 406	$ 337	$ 320
Provisions related to Credit Suisse loan commitments (IFRS 3, Business Combinations)	638	809	997
Provisions related to litigation, regulatory and similar matters (IAS 37, Provisions, Contingent Liabilities and Contingent Assets)	4,943	5,340	4,969
Acquisition-related contingent liabilities relating to litigation, regulatory and similar matters (IFRS 3, Business Combinations)	1,479	2,031	2,122
Restructuring, real-estate and other provisions (IAS 37, Provisions, Contingent Liabilities and Contingent Assets)	1,493	1,489	1,368
Total provisions and contingent liabilities	7,466	8,517	8,409
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Provisions related to litigation, regulatory and similar matters (IAS 37, Provisions, Contingent Liabilities and Contingent Assets)	$ 3,450	$ 3,852	$ 3,602